Derivatives - Effect of Derivative Financial Instruments on Statement of Financial Position (Details) - Total derivatives designated as hedging instruments	Dec. 31, 2022 USD ($)
Interest Rate Caps
Derivative [Line Items]
Derivative Asset	$ 12,000
Derivative Liability	3,363,000
Notional	2,100,606,000
Interest Rate Swap
Derivative [Line Items]
Derivative Asset	0
Derivative Liability	307,000
Notional	1,100,606,000
Interest rate cap and interest rate swap
Derivative [Line Items]
Derivative Asset	12,000
Derivative Liability	3,670,000
Notional	$ 3,201,213,000